Subsequent Events (Narrative) (Details)		1 Months Ended																																														7 Months Ended	12 Months Ended
	Dec. 09, 2016 CAD ($) yr	Apr. 30, 2018 USD ($)	Apr. 30, 2018 CAD ($) $ / shares	Mar. 31, 2018	Feb. 28, 2018 USD ($)	Feb. 28, 2018 CAD ($) $ / shares	Jan. 31, 2018 USD ($) yr	Jan. 31, 2018 CAD ($) yr $ / shares	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD ($) $ / shares	Nov. 30, 2017 USD ($)	Nov. 30, 2017 CAD ($) $ / shares	Oct. 31, 2017 USD ($)	Oct. 31, 2017 CAD ($) $ / shares	Sep. 30, 2017 USD ($) yr	Sep. 30, 2017 CAD ($) yr $ / shares	Aug. 31, 2017 USD ($)	Aug. 31, 2017 CAD ($) $ / shares	Jul. 31, 2017 CAD ($) $ / shares	Jun. 30, 2017 USD ($) yr	Jun. 30, 2017 CAD ($) yr $ / shares	May 31, 2017 USD ($)	May 31, 2017 CAD ($) $ / shares	Apr. 30, 2017 USD ($)	Apr. 30, 2017 CAD ($) $ / shares	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CAD ($) $ / shares	Feb. 28, 2017 USD ($)	Feb. 28, 2017 CAD ($) $ / shares	Jan. 31, 2017 USD ($)	Jan. 31, 2017 CAD ($) $ / shares	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD ($) $ / shares	Dec. 30, 2016 CAD ($) yr	Nov. 30, 2016 USD ($)	Nov. 30, 2016 CAD ($) $ / shares	Sep. 30, 2016 USD ($)	Sep. 30, 2016 CAD ($) $ / shares	Jul. 31, 2016 USD ($)	Jul. 31, 2016 CAD ($) $ / shares	Jun. 30, 2016 USD ($)	Jun. 30, 2016 CAD ($) $ / shares	Mar. 31, 2016 USD ($)	Mar. 31, 2016 CAD ($) $ / shares	Feb. 29, 2016 USD ($) yr	Feb. 29, 2016 CAD ($) yr $ / shares	Jan. 31, 2016 CAD ($) yr	Jul. 31, 2017 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
Statement [Line Items]
Number of share options granted in share-based payment arrangement	1,830,000														200,000	200,000				120,000	120,000													1,830,000											120,000	120,000	1,975,000		320,000	4,605,000
Weighted average exercise price of share options granted in share-based payment arrangement	$ 0.20															$ 0.17					$ 0.22													$ 0.18												$ 0.51	$ 0.40		$ 0.19	$ 0.24
Option life, share options granted | yr	5.0														5.0	5.0				5.0	5.0													5.0											5.0	5.0	5.0
Number of units granted in share-based payment arrangement									1,550,000	1,550,000	1,449,833	1,449,833	1,250,000	1,250,000	500,000	500,000	1,000,000	1,000,000		1,250,000	1,250,000	500,000	500,000	1,030,000	1,030,000	900,000	900,000	650,000	650,000	1,021,800	1,021,800	1,500,000	1,500,000		1,427,500	1,427,500	650,000	650,000	1,000,000	1,000,000	1,000,000	1,000,000	2,244,497	2,244,497	273,058	273,058
Equity Issuance, Price per Unit | $ / shares										$ 0.10		$ 0.12		$ 0.12		$ 0.15		$ 0.15	$ 0.19		$ 0.19		$ 0.21		$ 0.19		$ 0.19		$ 0.34		$ 0.21		$ 0.21			$ 0.23		$ 0.36		$ 0.40		$ 0.40		$ 0.36		$ 0.36
Proceeds from issuance of units									$ 114,688	$ 147,250	$ 136,996	$ 173,980	$ 119,736	$ 150,000	$ 61,687	$ 75,000	$ 118,007	$ 150,000		$ 179,955	$ 237,500	$ 76,603	$ 105,000	$ 146,186	$ 195,700	$ 128,077	$ 171,000	$ 169,195	$ 221,000	$ 162,030	$ 214,578	$ 238,373	$ 315,000		$ 244,966	$ 328,325	$ 177,048	$ 234,000	$ 303,630	$ 400,000	$ 305,421	$ 400,000	$ 622,166	$ 808,019	$ 70,908	$ 98,301
Number of warrants granted in share-based payment arrangement																																																	13,539,233	8,446,105
Weighted average exercise price of warrants granted in share-based payment arrangement										$ 0.12		$ 0.15		$ 0.15		$ 0.19		$ 0.19	$ 0.24		$ 0.24		$ 0.27		$ 0.25		$ 0.25		$ 0.40		$ 0.25		$ 0.30			$ 0.30		$ 0.55		$ 0.55		$ 0.55		$ 0.55		$ 0.55			$ 0.22	$ 0.44
Finders' Warrants [Member]
Statement [Line Items]
Number of warrants granted in share-based payment arrangement									108,500	108,500	87,500	87,500	87,500	87,500	35,000	35,000	70,000	70,000		87,500	87,500	35,000	35,000	72,100	72,100	63,000	63,000	45,500	45,500	70,000	70,000	70,000	70,000		70,000	70,000	45,500	45,500	70,000	70,000	70,000	70,000	23,450	23,450
Weighted average exercise price of warrants granted in share-based payment arrangement										$ 0.12		$ 0.15		$ 0.15		$ 0.24		$ 0.19			$ 0.24		$ 0.27		$ 0.25		$ 0.25		$ 0.40		$ 0.25		$ 0.30			$ 0.30		$ 0.55		$ 0.55	$ 0.55			$ 0.55				$ 0.24
Subsequent Events [Member]
Statement [Line Items]
Number of share options granted in share-based payment arrangement							1,354,000	1,354,000
Weighted average exercise price of share options granted in share-based payment arrangement								$ 0.095
Option life, share options granted | yr							5	5
Number of units granted in share-based payment arrangement		7,000,000	7,000,000		1,250,000	1,250,000	1,500,000	1,500,000
Equity Issuance, Price per Unit | $ / shares			$ 0.14			$ 0.07		$ 0.09
Proceeds from issuance of units		$ 762,224	$ 980,000		$ 68,632	$ 87,500	$ 109,221	$ 135,000
Weighted average exercise price of warrants granted in share-based payment arrangement			$ 0.21			$ 0.09		$ 0.11
Number of outstanding warrants with expiry date extended				1,597,050
Subsequent Events [Member] | Finders' Warrants [Member]
Statement [Line Items]
Number of warrants granted in share-based payment arrangement		226,065	226,065		87,500	87,500	105,000	105,000
Weighted average exercise price of warrants granted in share-based payment arrangement			$ 0.21			$ 0.09		$ 0.11